Subsequent Events - Additional Information (Detail) $ / shares in Units, $ in Thousands					12 Months Ended
	Mar. 18, 2025 ARS ($)	Feb. 13, 2025 ARS ($) $ / shares shares	Jan. 24, 2025 ARS ($)	Jan. 24, 2025 USD ($)	Dec. 31, 2024 ARS ($)	Feb. 25, 2025 USD ($)	Feb. 06, 2025 ARS ($)	Feb. 03, 2025	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 $ / shares	Dec. 26, 2024	Dec. 06, 2024 shares	Dec. 05, 2024 $ / shares	Oct. 17, 2024 $ / shares	Aug. 20, 2024 $ / shares
Disclosure of Events After Reporting Period [line items]
Par value per share (in dollars per share) | $ / shares										$ 1			$ 1	$ 1	$ 1
Number of shares issued (in shares) | shares												681,199,458,000
Issue of equity					$ 680,220,201
Class B ordinary shares
Disclosure of Events After Reporting Period [line items]
Number of shares issued (in shares) | shares									392,008,586
Banco GGAL S.A.
Disclosure of Events After Reporting Period [line items]
Number of shares issued (in shares) | shares												1,244,125,589
GGAL Asset Management S.A. S.G.F.C.I.
Disclosure of Events After Reporting Period [line items]
Percentage of equity investments											43.5608%
GGAL Participaciones S.A.U.
Disclosure of Events After Reporting Period [line items]
Number of shares issued (in shares) | shares												11,513,929
Capital Stock
Disclosure of Events After Reporting Period [line items]
Issue of equity					$ 113,822
Banco de Galicia y Bs.As. S.A.U.
Disclosure of Events After Reporting Period [line items]
Face Value									$ 250,000,000
Banco de Galicia y Bs.As. S.A.U. | Banco GGAL S.A.
Disclosure of Events After Reporting Period [line items]
Percentage of equity investments												0.005%
Banco de Galicia y Bs.As. S.A.U. | GGAL Participaciones S.A.U.
Disclosure of Events After Reporting Period [line items]
Percentage of equity investments												0.328%
Irrevocable Contributions | Naranja Digital Compañía Financiera S.A.U.
Disclosure of Events After Reporting Period [line items]
Contributions made to unconsolidated subsidiaries by its controlling subsidiaries of investment entity			$ 24,800
Irrevocable Contributions | Galicia Investments LLC
Disclosure of Events After Reporting Period [line items]
Contributions made to unconsolidated subsidiaries by its controlling subsidiaries of investment entity				$ 5,000,000
Irrevocable Contributions | Galicia Ventures LP
Disclosure of Events After Reporting Period [line items]
Contributions made to unconsolidated subsidiaries by its controlling subsidiaries of investment entity				$ 495,000,000
Major Dividends | Galicia Warrants S.A.
Disclosure of Events After Reporting Period [line items]
Dividends paid	$ 1,000,000
Debt Securities Issuance | Banco de Galicia y Bs.As. S.A.U. | Class XXI Debt Security
Disclosure of Events After Reporting Period [line items]
Face Value							$ 79,786,900
Borrowings, adjustment to interest rate basis							2.75%
Debt Securities Issuance | Banco de Galicia y Bs.As. S.A.U. | Class XXII Debt Security
Disclosure of Events After Reporting Period [line items]
Face Value							$ 73,823
Borrowings, adjustment to interest rate basis							4.15%
Debt Securities Issuance | Banco de Galicia y Bs.As. S.A.U. | Class XXIII
Disclosure of Events After Reporting Period [line items]
Face Value						$ 150,000,000
Shareholders Meeting | Grupo Financiero Galicia S.A. | Class B ordinary shares
Disclosure of Events After Reporting Period [line items]
Ordinary shares issued (in shares) | shares		17,740,028,000
Par value per share (in dollars per share) | $ / shares		$ 1
Shareholders Meeting | Sudamericana Holding S.A.
Disclosure of Events After Reporting Period [line items]
Ordinary shares issued (in shares) | shares		76,495,766
Par value per share (in dollars per share) | $ / shares		$ 1
Adjustments to shareholders´ equity		$ 76,496
Distribution of cash dividends		$ 1,030
Shareholders Meeting | Sudamericana Holding S.A. | Capital Stock
Disclosure of Events After Reporting Period [line items]
Number of shares issued (in shares) | shares		2,838,832
Shareholders Meeting | Sudamericana Holding S.A. | Share premium
Disclosure of Events After Reporting Period [line items]
Issue of equity		$ 1,027,161
Major business combination | Banco de Galicia y Bs.As. S.A.U. | Banco GGAL S.A.
Disclosure of Events After Reporting Period [line items]
Percentage of equity investments								99.985%
Major business combination | Sudamericana Holding S.A. | GGAL Seguros S.A.
Disclosure of Events After Reporting Period [line items]
Percentage of equity investments								98.00%
Major business combination | Sudamericana Holding S.A. | GGAL Seguros de Retiro S.A.
Disclosure of Events After Reporting Period [line items]
Percentage of equity investments								98.00%
Major business combination | Sudamericana Holding S.A. | GGAL Participaciones S.A.U.
Disclosure of Events After Reporting Period [line items]
Percentage of equity investments								100.00%
Major business combination | Galicia Asset Management S.A.U. | GGAL Asset Management S.A. S.G.F.C.I.
Disclosure of Events After Reporting Period [line items]
Percentage of equity investments								56.439%